INTEGRATED
                               FUND SERVICES, INC.


November 6, 2000

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  The James Advantage Funds
     File Nos. 33-37277; 811-8411

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 5) has been filed electronically.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Assistant Secretary

           221 East Fourth Street, Suite 300 o Cincinnati, Ohio 45202
                           513.362.8000 o 800.543.8721